Share reserve - Summary of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	3,295,652	3,584,882	4,040,128
$3.45 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	1,074,273	1,119,917	1,375,699
Weighted average remaining contractual life (years)	2 years 3 months 29 days	3 years 3 months 29 days	4 years 4 months 6 days
$3.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	345,856	436,905	471,491
Weighted average remaining contractual life (years)	3 years 9 months	4 years 9 months 18 days	5 years 9 months 25 days
$4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	295,887	316,722	423,620
Weighted average remaining contractual life (years)	4 years 4 months 20 days	5 years 4 months 20 days	6 years 4 months 24 days
$7.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	1,463,785	1,595,487	1,653,467
Weighted average remaining contractual life (years)	5 years 3 months 3 days	6 years 3 months 3 days	7 years 3 months 10 days
$8.81 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	115,851	115,851	115,851
Weighted average remaining contractual life (years)	8 months 4 days	1 year 8 months 4 days	2 years 8 months 4 days